Acquisition-Related Liabilities	12 Months Ended
Dec. 28, 2013
Business Combinations [Abstract]
Acquisition-Related Liabilities

(15) Acquisition-Related Liabilities

A number of acquisition-related liabilities have been recorded subject to terms in the relevant purchase agreements. There are three main categories of such obligations, deferred consideration, noncompete payments and earn-out obligations. Noncompete payments have been accrued where certain former owners of newly acquired companies have entered into standard noncompete arrangements. Subject to terms and conditions stated in these noncompete agreements, payments are generally made over a five-year period. Deferred consideration is purchase price consideration paid in the future as agreed to in the purchase agreement and is not contingent on future events. Deferred consideration is scheduled to be paid in years ranging from 5 to 20 years in either monthly, quarterly or annual installments. The remaining payments due under these noncompete and deferred consideration agreements are as follows:

2014	$10,790
2015	6,742
2016	5,950
2017	5,910
2018	5,370
Thereafter	9,963

Total scheduled payments	44,725
Present value adjustments	(12,242)

Total noncompete obligations and deferred consideration	$32,483

Accretion on the deferred consideration and noncompete obligations is recorded in interest expense.